Segmented Information - Non-insurance companies (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Segmented Information
Revenue	$ 6,682.8	$ 6,614.5
Expenses	(6,470.5)	(6,568.7)
Interest and dividends	2,341.9	1,681.6
Share of profit (loss) of associates	956.3	1,022.2
Operating income (loss)	6,683.0	5,707.4
Cost of sales	4,145.6	4,059.6
Non-insurance companies
Segmented Information
Revenue	6,682.8	6,614.5
Expenses	(6,470.5)	(6,568.7)
Interest and dividends	(9.1)	(76.1)
Share of profit (loss) of associates	898.6	941.5
Operating income (loss)	241.4	121.9
Operating segments | Non-insurance companies
Segmented Information
Revenue	6,682.8	6,614.5
Expenses	(6,470.5)	(6,568.7)
Pre-tax income (loss) before interest expense and other	212.3	45.8
Interest and dividends	(9.1)	(76.1)
Share of profit (loss) of associates	38.2	152.2
Operating income (loss)	241.4	121.9
Operating segments | Non-insurance companies | Restaurants and retail
Segmented Information
Revenue	1,953.9	1,772.3
Expenses	(1,797.9)	(1,690.7)
Pre-tax income (loss) before interest expense and other	156.0	81.6
Interest and dividends	10.0	9.9
Share of profit (loss) of associates	0.1
Operating income (loss)	166.1	91.5
Operating segments | Non-insurance companies | Fairfax India
Segmented Information
Revenue	319.2	263.3
Expenses	(281.9)	(251.4)
Pre-tax income (loss) before interest expense and other	37.3	11.9
Interest and dividends	(21.3)	(87.4)
Share of profit (loss) of associates	39.0	151.1
Operating income (loss)	55.0	75.6
Operating segments | Non-insurance companies | Thomas Cook India
Segmented Information
Revenue	973.4	941.6
Expenses	(929.3)	(906.5)
Pre-tax income (loss) before interest expense and other	44.1	35.1
Share of profit (loss) of associates	0.5	(0.1)
Operating income (loss)	44.6	35.0
Operating segments | Non-insurance companies | Other
Segmented Information
Revenue	3,436.3	3,637.3
Expenses	(3,461.4)	(3,720.1)
Pre-tax income (loss) before interest expense and other	(25.1)	(82.8)
Interest and dividends	2.2	1.4
Share of profit (loss) of associates	(1.4)	1.2
Operating income (loss)	$ (24.3)	$ (80.2)